Earnings per Share Antidilutive (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009	Jun. 30, 2007
Anti-dilutive securities:
Anti-dilutive security (in shares)	22.5	21.7	21.6
Debt Instrument, Face Amount (in dollars)				$ 575.0
Stock price at which impact of net share settlement at conversion will begin to dilute EPS (in dollars per share)	$ 53.40
Stock price at which impact of net share settlement under warrants will begin to dilute EPS (in dollars per share)	$ 67.82
Stock price at which receipt of MCBC stock under purchased call options would be anti-dilutive, low end of the range (in dollars per share)	$ 53.40
Stock price at which receipt of MCBC stock under purchased call options would be anti-dilutive, high end of the range (in dollars per share)	$ 67.82
Stock options, SOSARs and RSUs
Anti-dilutive securities:
Anti-dilutive security (in shares)	0.9	0.7	0.6
Shares of Class B common stock issuable upon assumed conversion of the 2.5% Convertible Senior Notes
Anti-dilutive securities:
Anti-dilutive security (in shares)	10.8	10.5	10.5
Warrants to issue shares of Class B common stock
Anti-dilutive securities:
Anti-dilutive security (in shares)	10.8	10.5	10.5